Investment Securities - Schedule of Gross Pre-Tax Unrealized Losses on Investment Securities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	$ 17,740	$ 18,094
Available for sale, gross unrealized losses less than 12 months	110	131
Available for sale, fair value 12 months or longer	6,886	6,391
Available for sale, gross unrealized losses 12 months or longer	208	137
Available for sale, fair value total	24,626	24,485
Available for sale, gross unrealized losses total	318	268
Held to maturity, fair value less than 12 months	9,461	21,664
Held-to-maturity, gross unrealized losses, less than 12 months	155	150
Held to maturity, fair value 12 months or longer	23,757	9,373
Held to maturity, gross unrealized losses 12 months or longer	583	239
Held to maturity, fair value total	33,218	31,037
Held to maturity, gross unrealized losses total	738	389
US Treasury and federal agencies, direct obligations
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months		0
Available for sale, gross unrealized losses less than 12 months		0
Available for sale, fair value 12 months or longer		67
Available for sale, gross unrealized losses 12 months or longer		1
Available for sale, fair value total		67
Available for sale, gross unrealized losses total		1
Held to maturity, fair value less than 12 months	2,192	14,439
Held-to-maturity, gross unrealized losses, less than 12 months	45	109
Held to maturity, fair value 12 months or longer	12,403	2,447
Held to maturity, gross unrealized losses 12 months or longer	154	34
Held to maturity, fair value total	14,595	16,886
Held to maturity, gross unrealized losses total	199	143
US Treasury and federal agencies, mortgage-backed securities
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	5,058	5,161
Available for sale, gross unrealized losses less than 12 months	21	31
Available for sale, fair value 12 months or longer	5,089	3,341
Available for sale, gross unrealized losses 12 months or longer	160	98
Available for sale, fair value total	10,147	8,502
Available for sale, gross unrealized losses total	181	129
Held to maturity, fair value less than 12 months	6,502	6,785
Held-to-maturity, gross unrealized losses, less than 12 months	103	38
Held to maturity, fair value 12 months or longer	10,648	5,988
Held to maturity, gross unrealized losses 12 months or longer	415	187
Held to maturity, fair value total	17,150	12,773
Held to maturity, gross unrealized losses total	518	225
Total U.S. Treasury and federal agencies
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	5,058	5,161
Available for sale, gross unrealized losses less than 12 months	21	31
Available for sale, fair value 12 months or longer	5,089	3,408
Available for sale, gross unrealized losses 12 months or longer	160	99
Available for sale, fair value total	10,147	8,569
Available for sale, gross unrealized losses total	181	130
Held to maturity, fair value less than 12 months	8,694	21,224
Held-to-maturity, gross unrealized losses, less than 12 months	148	147
Held to maturity, fair value 12 months or longer	23,051	8,435
Held to maturity, gross unrealized losses 12 months or longer	569	221
Held to maturity, fair value total	31,745	29,659
Held to maturity, gross unrealized losses total	717	368
Asset-backed securities, student loans
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	106	0
Available for sale, gross unrealized losses less than 12 months	0	0
Available for sale, fair value 12 months or longer	218	769
Available for sale, gross unrealized losses 12 months or longer	1	4
Available for sale, fair value total	324	769
Available for sale, gross unrealized losses total	1	4
Held to maturity, fair value less than 12 months	481	440
Held-to-maturity, gross unrealized losses, less than 12 months	4	3
Held to maturity, fair value 12 months or longer	536	423
Held to maturity, gross unrealized losses 12 months or longer	6	6
Held to maturity, fair value total	1,017	863
Held to maturity, gross unrealized losses total	10	9
Asset-backed securities, credit cards
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	90	1,289
Available for sale, gross unrealized losses less than 12 months	0	25
Available for sale, fair value 12 months or longer	493	0
Available for sale, gross unrealized losses 12 months or longer	26	0
Available for sale, fair value total	583	1,289
Available for sale, gross unrealized losses total	26	25
Asset-backed securities, collateralized loan obligations
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	548
Available for sale, gross unrealized losses less than 12 months	2
Available for sale, fair value 12 months or longer	0
Available for sale, gross unrealized losses 12 months or longer	0
Available for sale, fair value total	548
Available for sale, gross unrealized losses total	2
Asset-backed securities
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	744	1,289
Available for sale, gross unrealized losses less than 12 months	2	25
Available for sale, fair value 12 months or longer	711	769
Available for sale, gross unrealized losses 12 months or longer	27	4
Available for sale, fair value total	1,455	2,058
Available for sale, gross unrealized losses total	29	29
Held to maturity, fair value less than 12 months	481	440
Held-to-maturity, gross unrealized losses, less than 12 months	4	3
Held to maturity, fair value 12 months or longer	536	423
Held to maturity, gross unrealized losses 12 months or longer	6	6
Held to maturity, fair value total	1,017	863
Held to maturity, gross unrealized losses total	10	9
Non-U.S. debt securities, mortgage-backed securities
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	1,407	1,059
Available for sale, gross unrealized losses less than 12 months	4	4
Available for sale, fair value 12 months or longer	118	469
Available for sale, gross unrealized losses 12 months or longer	1	1
Available for sale, fair value total	1,525	1,528
Available for sale, gross unrealized losses total	5	5
Held to maturity, fair value less than 12 months	184	0
Held-to-maturity, gross unrealized losses, less than 12 months	2	0
Held to maturity, fair value 12 months or longer	119	239
Held to maturity, gross unrealized losses 12 months or longer	7	6
Held to maturity, fair value total	303	239
Held to maturity, gross unrealized losses total	9	6
Non-U.S. debt securities, asset-backed securities
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, gross unrealized losses less than 12 months	6
Available for sale, fair value 12 months or longer	0
Available for sale, gross unrealized losses 12 months or longer	0
Available for sale, fair value total	1,479
Available for sale, gross unrealized losses total	6
Non-U.S. debt securities, government securities
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	5,478	7,629
Available for sale, gross unrealized losses less than 12 months	45	48
Available for sale, fair value 12 months or longer	0	68
Available for sale, gross unrealized losses 12 months or longer	0	1
Available for sale, fair value total	5,478	7,697
Available for sale, gross unrealized losses total	45	49
Non-U.S. debt securities, other
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	2,167	816
Available for sale, gross unrealized losses less than 12 months	12	4
Available for sale, fair value 12 months or longer	226	289
Available for sale, gross unrealized losses 12 months or longer	4	2
Available for sale, fair value total	2,393	1,105
Available for sale, gross unrealized losses total	16	6
Total non-U.S. debt securities
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	10,531	9,504
Available for sale, gross unrealized losses less than 12 months	67	56
Available for sale, fair value 12 months or longer	344	826
Available for sale, gross unrealized losses 12 months or longer	5	4
Available for sale, fair value total	10,875	10,330
Available for sale, gross unrealized losses total	72	60
Held to maturity, fair value less than 12 months	184	0
Held-to-maturity, gross unrealized losses, less than 12 months	2	0
Held to maturity, fair value 12 months or longer	119	239
Held to maturity, gross unrealized losses 12 months or longer	7	6
Held to maturity, fair value total	303	239
Held to maturity, gross unrealized losses total	9	6
State and political subdivisions
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	365	734
Available for sale, gross unrealized losses less than 12 months	3	6
Available for sale, fair value 12 months or longer	244	901
Available for sale, gross unrealized losses 12 months or longer	4	17
Available for sale, fair value total	609	1,635
Available for sale, gross unrealized losses total	7	23
Collateralized mortgage obligations
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	181	399
Available for sale, gross unrealized losses less than 12 months	3	5
Available for sale, fair value 12 months or longer	14	136
Available for sale, gross unrealized losses 12 months or longer	0	4
Available for sale, fair value total	195	535
Available for sale, gross unrealized losses total	3	9
Held to maturity, fair value less than 12 months	102	0
Held-to-maturity, gross unrealized losses, less than 12 months	1	0
Held to maturity, fair value 12 months or longer	51	276
Held to maturity, gross unrealized losses 12 months or longer	1	6
Held to maturity, fair value total	153	276
Held to maturity, gross unrealized losses total	2	6
Other U.S. debt securities
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months	861	1,007
Available for sale, gross unrealized losses less than 12 months	14	8
Available for sale, fair value 12 months or longer	484	345
Available for sale, gross unrealized losses 12 months or longer	12	7
Available for sale, fair value total	1,345	1,352
Available for sale, gross unrealized losses total	$ 26	15
U.S. equity securities
Gross Pre-Tax Unrealized Losses On Investment Securities [Line Items]
Available for sale, fair value less than 12 months		0
Available for sale, gross unrealized losses less than 12 months		0
Available for sale, fair value 12 months or longer		6
Available for sale, gross unrealized losses 12 months or longer		2
Available for sale, fair value total		6
Available for sale, gross unrealized losses total		$ 2